Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes
The Group’s loss before income taxes consisted of:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Non-PRC	(42,087)	(24,348)	(18,294)	(2,628)
PRC	(39,304)	(56,039)	(28,946)	(4,158)

	(81,391)	(80,387)	(47,240)	(6,786)

Income tax expense comprises of:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Non-PRC	4,892
PRC	292	76	754	108

	5,184	76	754	108

Summary of Reconciliations of Income Tax Expenses

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Loss before income tax expense	(81,391)	(80,387)	(47,240)	(6,786)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(20,348)	(20,097)	(11,810)	(1,696)
Effect of different tax rates in different jurisdictions	2,026	5,258	4,429	636
Non-deductible expenses	145	2,471	736	106
Deemed sales and cost	28	11	16	2
Research and development expenses	(7,507)	(8,400)	(9,316)	(1,338)
Effect on adoption of preferential tax rate	—	(346)	(541)	(78)
Changes in tax rate in measurement of deferred tax	—	92	—	—
Statutory income/expense	1,922	—	(4,545)	(653)
Unrecognized tax benefit	4,892	—	—	—
Other	—	—	(52)	(7)
Change in valuation allowance	24,026	21,087	21,837	3,136

Income tax expenses	5 ,184	76	754	108

Summary of Significant Components of Deferred Tax Assets

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for inventory	7,743	7,713	1,108
Welfare payabl es	1,378	3,570	513
Accrued expenses and other liabilities	879	809	116
Provision for allowance for doubtful accounts	131	261	37
Deferred government subsidies	75	55	8
Advertising cost	—	—	—
Tax losses	68,725	88,616	12,729
Less: valuation allowance	(78,796)	(100,840)	(14,485)

Deferred tax assets, net	135	184	26

Non-current deferred tax liabilities
Unrealized gain on long-term investment	292	292	42

Deferred tax liabilities	292	292	42

Summary of Reconciliation of Unrecognized Tax Benefit
The Group did not record any significant interest and penalties related to an uncertain tax position for the year ended December 31, 2017, 2018 and 2019. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Balance at the beginning of the year	—	(4,892)	(4,892)	(703)
Increase	(4,892)	—	(602)	(86)

Balance at end of the year	(4,892)	(4,892)	(5,494)	(789)